                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Tocqueville Asset Management L.P.
Address: 1675 Broadway
         New York, New York 10019


Form 13F File Number:  028-03063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth F. Bosco
Title:   Compliance Officer
Phone:   (212) 698-0845

Signature, Place, and Date of Signing:

         /s/Elizabeth F. Bosco      New York, NY       2/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     162

Form 13F Information Table Value Total:     $460,043
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                        Tocqueville Asset Management LP
                                                                    FORM 13F
                                                                 December 31, 1999
   COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5             COLUMN 6        COLUMN 7     COLUMN 8
   ---------          --------  --------    --------          --------             ---------       --------     --------
                                                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                       TITLE                FAIR                             ---------------------           -------------------
                       OF                   MARKET       SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)   (B)    (C)
NAME OF ISSUER         CLASS    CUSIP       VALUE        PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE  SHARE  NONE
---------------------  -----  ---------  ------------    --------- --- ---   ----    -----  -----  -------- --------- -----  ----

3Com Corp.              COM   885535104        9376500      199500  x                                                 199500
99 Cents Only Stores    COM   65440K106         285000        7451  x                                                   7451
AT&T Corp.              COM   001957109        9728053      191450  x                                                 191450
Adobe Systems Inc.      COM   00724F101       19273850      286600  x                                                 286600
Alcoa Inc.              COM   013817101       10566066      127302  x                                                 127302
Alexander & Baldwin
  Inc.                  COM   014482103        3695625      162000  x                                                 162000
Allstate Corp           COM   020002101         409062       17000  x                                                  17000
Alza Corp. (Cl A)       COM   022615108        1689700       48800  x                                                  48800
American Business
  Prod. Inc.            COM   024763104         587881       50300  x                                                  50300
American General Corp.  COM   026351106         357523        4712  x                                                   4712
American Home Products  COM   026609107         392500       10000  x                                                  10000
American Int'l Group    COM   026874107         270312        2500  x                                                   2500
Amgen Inc.              COM   031162100         792825       13200  x                                                  13200
Anadarko Petroleum
  Corp.                 COM   032511107        1412775       41400  x                                                  41400
Analysts International
  Corp.                 COM   032681108        4535000      362800  x                                                 362800
Anixter Int'l Inc.      COM   035290105        2062500      100000  x                                                 100000
Apache Corp.            COM   037411105         258562        7000  x                                                   7000
Apex Silver Mines Ltd.  COM   G04074103         822000       68500  x                                                  68500
Atlantic Richfield      COM   048825103         267977        3098  x                                                   3098
Autodesk Inc.           COM   052769106         293625        8700  x                                                   8700
Avatex Corp.            COM   05349F402        1872062     1361500  x                                                1361500
BJ's Wholesale Club
  Inc                   COM   05548J106         404055       11070  x                                                  11070
BP Amoco PLC            COM   055622104         267499        4510  x                                                   4510
Baker Hughes Inc.       COM   057224107        6028087      286200  x                                                 286200
Bank of New York        COM   064057102         447520       11188  x                                                  11188
Bank of Tokyo
  Mitsubishi Ltd ADR    COM   065379109        4543625      326000  x                                                 326000
BankAmerica Corp.       COM   060505104        4351958       86714  x                                                  86714
Battle Mountain
  Gold Co               COM   071593107         618750      300000  x                                                 300000




                                4




Bindley Western
  Industry Inc.         COM   090324104        1215694       80710  x                                                  80710
Boeing Company          COM   097023105        8909062      215000  x                                                 215000
Burlington Industries
  Inc New               COM   121693105        5236400     1309100  x                                                1309100
Burlington Resources
  Inc.                  COM   122014103        5108156      154500  x                                                 154500
C R Bard Inc            COM   067383109        1060000       20000  x                                                  20000
Catellus Development
  Corp.                 COM   149111106        4426718      345500  x                                                 345500
Chemfab Corp.           COM   16361L102         468750       30000  x                                                  30000
Circle Corp.            COM   172559106         194166       35303  x                                                  35303
CitiGroup Inc.          COM   172967101         771271       13850  x                                                  13850
Compania de Minas
  Buenaventurs S. A.    COM   204448104         425656       26500  x                                                  26500
Consolidated Products,
  Inc.                  COM   209798107         303808     30005.8  x                                                30005.8
Cooper Tire & Rubber
  Co.                   COM   216831107         693094       44006  x                                                  44006
Dime Bancorp Inc.       COM   25429Q102        1512500      100000  x                                                 100000
Discount Auto Parts,
  Inc.                  COM   254642101         213751       11834  x                                                  11834
Dura Pharmaceuticals
  Inc.                  COM   26632S109       11655931      836300  x                                                 836300
Eastman Kodak           COM   277461109        3941212       59490  x                                                  59490
Echo Bay Mines Ltd.     COM   278751102         237500      200000  x                                                 200000
Elan Corp. PLC          COM   284131208        2516350       85300  x                                                  85300
Electronic Data
  Systems Cor New       COM   285661104        7430062      111000  x                                                 111000
Exxon Mobil Corp.       COM   30231G102         561037        6964  x                                                   6964
Fedders Corp            COM   313135105        4697330      854060  x                                                 854060
Federal Signal Corp.    COM   313855108         963750       60000  x                                                  60000
Financial Security
  Assurance Hldgs Ltd   COM   31769P100        4998787       95900  x                                                  95900
Gartner Group, Inc.     COM   366651107        1525000      100000  x                                                 100000
General Electric Co.    COM   369604103        1859321       12015  x                                                  12015
Genzyme Corp.           COM   372917104        5629500      125100  x                                                 125100
Genzyme Surgical
  Products              COM   372917609          96847       16662  x                                                  16662
Global Industries Ltd   COM   379336100        1474875      171000  x                                                 171000
Gold Fields Ltd         COM   38059T106        1130093      249400  x                                                 249400
Golden Books Family
  Entertainment Inc.    COM                      39300      196500  x                                                 196500
H & Q Healthcare
  Investors-SBI         COM   404052102        5084750      236500  x                                                 236500
H & R Block Inc         COM   093671105        4746875      108500  x                                                 108500
HSB Group Inc.          COM   40428N109        4672887      138200  x                                                 138200
Halliburton Co.         COM   406216101        3385025       84100  x                                                  84100
Hanna M A Co.           COM   410522106         546875       50000  x                                                  50000
Homestake Mining        COM   437614100        3875000      496000  x                                                 496000
Hugoton Royalty Trusts  COM   444717102         113806       14007  x                                                  14007


                                5




Humana Inc              COM   444859102        1304268      159300  x                                                 159300
Idexx Laboratories
  Corp.                 COM   45168D104         806250       50000  x                                                  50000
Illinois Tool Wks       COM   452308109       12313266       18225  x                                                  18225
Inco Ltd                COM   453258402       14656950      623700  x                                                 623700
Informix Corp.          COM   45665P105        2462493      215300  x                                                 215300
Input/Output Inc        COM   457652105        5068068     1001100  x                                                1001100
Int'l Business
  Machines              COM   459200101        9487606       87950  x                                                  87950
Integrated Health
  Service Inc           COM   45812C106         213037     1704300  x                                                1704300
InterVoice-Brite Inc.   COM   461142101        2383125      102500  x                                                 102500
Intl Multifoods Corp.   COM   460043102         530000       40000  x                                                  40000
Ivax Corp.              COM   465823102         772500       30000  x                                                  30000
JLK Direct
  Distribution Inc.     COM   46621C105         116747       11321  x                                                  11321
Jack in the Box Inc.    COM   466367109         362155       17506  x                                                  17506
Jennifer Convertibles
  Inc                   COM   476153101         231250      100000  x                                                 100000
Johnson & Johnson       COM   478160104        1138023       12204  x                                                  12204
Jones Pharma Inc.       COM   480236108         511650       11779  x                                                  11779
K Mart Corp.            COM   482584109        7551232      750433  x                                                 750433
Kinross Gold Corp.      COM   496902107         579562      309100  x                                                 309100
Knightsbridge
  Tankers Ltd.          COM   G5299G106        1441800      106800  x                                                 106800
Lam Research Corp.      COM   512807108         379312        3400  x                                                   3400
Litton Industries, Inc. COM   538021106        4738125       95000  x                                                  95000
Lockheed Martin Corp.   COM   539830109        1822187       83300  x                                                  83300
Longview Fibre Co.      COM   543213102        3868875      271500  x                                                 271500
Masco Corp.             COM   574599106         315284       12425  x                                                  12425
Mcdonalds Corp.         COM   580135101         457546       11350  x                                                  11350
Mckesson Corp. New      COM   58155Q103        6410250      284900  x                                                 284900
Medicis Pharmaceutical
  Corp.                 COM   584690309        4782875      112373  x                                                 112373
Midway Games Inc.       COM   598148104         208208        8698  x                                                   8698
Murphy Oil Corp.        COM   626717102        9363600      163200  x                                                 163200
Nabors Industries Inc   COM   629568106       14054906      454300  x                                                 454300
Nat'L Comp Sys          COM   635519101         331100        8800  x                                                   8800
Newell Rubbermaid Inc.  COM   651229106         479979       16551  x                                                  16551
Newmont Mining Corp.    COM   651639106        6164102      251596  x                                                 251596
News Communications,
  Inc.                  COM   652484809          63492       31746  x                                                  31746
Norstan Inc.            COM   656535101         245437       38500  x                                                  38500
Northrop Grumman Corp.  COM   666807102        4368250       80800  x                                                  80800
Occidental Petroleum    COM   674599105         713625       33000  x                                                  33000
Oceaneering Int'l       COM   675232102        1643125      110000  x                                                 110000
Ogden Corp.             COM   676346109        3477393      291300  x                                                 291300
Olin Corp               COM   680665205        9331687      471000  x                                                 471000
Olsten Corp             COM   681385100         395937       35000  x                                                  35000
Osmonics Inc.           COM   688350107         786450       85600  x                                                  85600



                                6




Owens & Minor Inc
  Holding Co.           COM   690732102        2819781      315500  x                                                 315500
PE Corp. - Celera
  Genomics Group        COM   69332S201         392317        2633  x                                                   2633
PE Corp. - PE
  Biosystems Group      COM   69332S102         804770        6689  x                                                   6689
PSC Inc                 COM   69361E107         811250      110000  x                                                 110000
Pactiv Corp.            COM   695257105         386750       36400  x                                                  36400
Perrigo Co.             COM   714290103        1612000      201500  x                                                 201500
Phelps Dodge            COM   717265102        4884687       72500  x                                                  72500
Philip Morris
  Co's Inc.             COM   718154107        2801400      121800  x                                                 121800
Placer Dome Inc.        COM   725906101        2130703      198205  x                                                 198205
Polaroid Corp           COM   731095105        3734281      198500  x                                                 198500
Precision Castprt Cp    COM   740189105         525000       20000  x                                                  20000
Protein Design
  Laboratories Inc.     COM   74369L103        1750000       25000  x                                                  25000
Providian Financial
  Corp.                 COM   74406A102         204890        2250  x                                                   2250
Raytheon Co. Class A    COM   755111309         438362       17667  x                                                  17667
Raytheon Co. Class B    COM   755111408        2292343       86300  x                                                  86300
Reader's Digest
  Association
  Inc Cl A              COM   755267101        5270850      180200  x                                                 180200
Romac International
  Inc.                  COM   775835101        2391875      178000  x                                                 178000
SAGA Systems, Inc.      COM   786610105        2043593      102500  x                                                 102500
Saks Inc.               COM   79377W108         177039       11376  x                                                  11376
Schein Henry Inc.       COM   806407102        1690687      127000  x                                                 127000
Schering Plough Corp.   COM   806605101         237300        5600  x                                                   5600
Schlumberger Ltd.       COM   806857108         926062       16500  x                                                  16500
Schulman,A Inc.         COM   808194104        4255931      260900  x                                                 260900
Seattle Filmworks Inc.  COM   812572105         292587      105200  x                                                 105200
Sensormatic
  Electronics Corp.     COM   817265101         959062       55000  x                                                  55000
Sonoco Products Co.     COM   835495102         289038       12705  x                                                  12705
Sprint Corp.            COM   852061100       10574793      157100  x                                                 157100
State Auto
  Financial Corp.       COM   855707105         101606       11135  x                                                  11135
Steelcase Inc.          COM   858155203         600000       50000  x                                                  50000
Stillwater Mining Co    COM   86074Q102        7718531      242150  x                                                 242150
Stone & Webster, Inc.   COM   861572105        1195267       71094  x                                                  71094
Storage Technology
  Corp.                 COM   862111200        1065687       57800  x                                                  57800
Systems & Computer
  Technology Corp       COM   871873105       14928663      918687  x                                                 918687
Tellabs Inc.            COM   879664100        2430202       37861  x                                                  37861
Teltrend Inc            COM   87969R106        2813250       93000  x                                                  93000





                                7




Tenet Healthcare
  Corp                  COM   88033G100        3332300      141800  x                                                 141800
Teva Pharmaceutical
  Ind. Ltd spd ADR      COM   881624209         716875       10000  x                                                  10000
Texaco Inc.             COM   881694103        7587456      139700  x                                                 139700
Texas Instruments
  Inc.                  COM   882508104         579750        6000  x                                                   6000
horatec Laboratories
  Corp. New             COM   885175307         161889       16604  x                                                  16604
Ultrak Inc              COM   903898401         984924      127087  x                                                 127087
Union Pacific Corp.     COM   907818108        4062937       93000  x                                                  93000
Union Pacific
  Resources Group       COM   907834105         991261       77746  x                                                  77746
Unisys Corp.            COM   909214108        4592612      143800  x                                                 143800
United Healthcare
  Corp.                 COM   910581107         929687       17500  x                                                  17500
United Stationers,
  Inc.                  COM   913004107        1428125       50000  x                                                  50000
Unitrin, Inc.           COM   913275103        5331462      141700  x                                                 141700
UnumProvident Corp.     COM   91529Y106        1833975       57200  x                                                  57200
Varco International
  Inc.                  COM   922126107        4991875      490000  x                                                 490000
Walt Disney Production  COM   254687106         558675       19100  x                                                  19100
Waste Management, Inc.  COM   94106L109        3410292      198417  x                                                 198417
Wave Technologies
  Intl Inc              COM   94352Q109         396562      117500  x                                                 117500
Westvaco Corp.          COM   961548104        9363375      287000  x                                                 287000
Xerox                   COM   984121103       10633631      468700  x                                                 468700


GRAND TOTAL                                460,042,981
                                           ===========




















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